Advances for Vessel Acquisitions and Other Vessels' Costs,Textuals (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Vessel acquisition cost		$ 63,386	$ 60,161
Payments to acquire vessels		$ 0	21,000	$ 0
Rongelap Shipping Company Inc [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Nordea [Member] | Secured Debt [Member]
Property, Plant and Equipment [Line Items]
Amount drawn down	$ 14,000
Rongelap Shipping Company Inc [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire vessels			11,000
Rongelap Shipping Company Inc [Member] | P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Jan. 31, 2020
Advance payments for vessels acquisition	$ 15,000
Vessel acquisition cost			$ 26,000